Basis of Presentation - Summary of Quantitative Information for Financial Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Derivative notional amounts		$ 25,192,367	$ 13,355,846
Interbank Offer Rate Reform [Member]
Disclosure Detail Of Quantitative Information for Financial Instruments [Line Items]
Non-derivative assets	[1]		44,370
Non-derivative liabilities	[1]		4,584
Derivative notional amounts	[2],[3]		1,779,140
Authorized and committed loan commitments	[4],[5],[6]		$ 55,548

[1]	All amounts presented based on contractual amounts outstanding at October 31, 2023, with the exception of securities, recorded in non-derivative assets, presented based on carrying value.
[2]	Includes certain cross-currency swap positions where both the pay and receive legs referenced a CDOR or BA rate. For those derivatives, the table above includes the notional amounts for both the pay and receive legs in the relevant columns aligning with the CDOR or BA rate exposure.
[3]	Notional amounts represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.
[4]	Commitments include backstop liquidity facilities provided by the bank to external parties.
[5]	Excludes personal lines of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.
[6]	Includes loan commitments where our customers have the option to draw from their facility in multiple currencies. Amounts drawn will be subject to prevailing IBORs for the foreign currency, including those that are in scope of IBOR reform.